Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company operates its business and reports its results through three operating and reportable segments: dispensary, patient services, and clinical trials & other in accordance with ASC 280. See Note 2 for a summary of the Company’s policy on segment information.
Summarized financial information for the Company’s segments is shown in the following tables:

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue
Patient services	$39,109	$29,786	$74,166	$59,408
Dispensary	20,218	17,782	38,897	35,400
Clinical trials & other	1,594	2,276	3,019	3,616
Consolidated revenue	60,921	49,844	116,082	98,424
Direct costs
Patient services	32,875	23,574	60,253	46,660
Dispensary	16,754	15,237	32,078	30,360
Clinical trials & other	150	143	287	312
Total segment direct costs	49,779	38,954	92,618	77,332
Depreciation expense
Patient services	282	139	532	266
Dispensary	—	—	—	—
Clinical trials & other	1	2	3	3
Total segment depreciation expense	283	141	535	269
Amortization of intangible assets
Patient services	686	568	1,307	1,128
Dispensary	—	—	—	—
Clinical trials & other	52	52	105	105
Total segment amortization	738	620	1,412	1,233
Operating income
Patient services	5,266	5,505	12,074	11,354
Dispensary	3,464	2,545	6,819	5,040
Clinical trials & other	1,391	2,079	2,624	3,196
Total segment operating income	10,121	10,129	21,517	19,590
Selling, general and administrative expense	28,348	11,212	58,154	22,390

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Non-segment depreciation and amortization	77	33	138	69
Total consolidated operating loss	$(18,304)	$(1,116)	$(36,775)	$(2,869)

(in thousands)	June 30, 2022	December 31, 2021
Assets
Patient services	$54,157	$44,223
Dispensary	6,542	4,277
Clinical trials & other	12,481	14,504
Non-segment assets	116,560	140,435
Total assets	$189,740	$203,439
Segment Information
The Company operates its business and reports its results through three operating and reportable segments: dispensary, patient services, and clinical trials & other. in accordance with ASC 280. See Note 2 for a summary of the Company’s policy on segment information.
A brief description of each of the Company’s segments is as follows:
Patient Services
The Company provides oncology treatment and care to patients. As part of the patient services segment, the Company provides a variety of services including physician services, in-house infusion and pharmacy, radiology, educational seminars, support groups, counseling, and 24/7 patient assistance.
Dispensary
The Company sells oral prescription drugs directly through its dispensary. The Company purchases these drugs from various manufacturers and fills the prescription using its specialized expertise and knowledge of each individual patient’s needs.
Clinical Trials & Other
The Company enters into contracts to perform clinical research trials. As part of the clinical trials & other segment, the Company conducts cancer clinical trials through a network of experienced cancer care specialists for a broad range of pharmaceutical and medical device companies. The “other” portion of clinical trials & other consists of miscellaneous ancillary sources of revenue and expenses such as, medical supplies, biohazardous medical waste, and management fees.
Summarized financial information for the Company’s segments is shown in the following tables:

(in thousands)	Year Ended December 31,
	2021	2020
Revenue
Patient services	$124,074	$116,817
Dispensary	72,550	63,890
Clinical trials & other	6,379	6,808
Consolidated revenue	203,003	187,515
Direct costs
Patient services	99,401	95,747
Dispensary	62,102	53,907
Clinical trials & other	652	982
Total segment direct costs	162,155	150,636
Depreciation expense
Patient services	659	940
Dispensary	1	—
Clinical trials & other	123	7
Total segment depreciation expense	783	947
Amortization of intangible assets
Patient services	2,305	1,863
Dispensary	—	—
Clinical trials & other	211	213
Total segment amortization	2,516	2,076
Operating income
Patient services	21,709	18,267
Dispensary	10,447	9,983
Clinical trials & other	5,393	5,606
Total segment operating income	37,549	33,856
Selling, general and administrative expense	83,365	41,898
Non-segment depreciation and amortization	42	155
Total consolidated operating loss	$(45,858)	$(8,197)

(in thousands)	December 31, 2021	December 31, 2020
Assets
Patient services	$44,223	$36,446
Dispensary	4,277	4,319
Clinical trials & other	14,504	5,487
Non-segment assets	140,435	19,437
Total assets	$203,439	$65,689